Stockholders’ Deficit (Details Narrative) - USD ($)		12 Months Ended
	Oct. 15, 2021	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022
Subsidiary, Sale of Stock [Line Items]
Preferred stock, shares authorized		20,000,000	20,000,000	20,000,000
Preferred stock, shares issued		0	0	0
Common stock, shares authorized		100,000,000	100,000,000	100,000,000
Common stock, shares outstanding		10,350,574	12,273,036	10,350,579
Common stock, par value		$ 0.001	$ 0.001	$ 0.001
Proceeds from issuance of common stock		$ 6,858,843
Debt conversion converted instrument amount		$ 5,928,774
Stock repurchased and retired during period shares		9,361,702
Fair market value		$ 3.52		$ 1.40
Wallach Beth Capital LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period, shares, new issues	226,568
Hankey Capital LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Debt instrument face amount		$ 12,767,894
Interest payable current and noncurrent		$ 2,054,041
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued in transaction	1,510,455
Common stock, par value	$ 0.001
Sale of stock price per share	$ 5.25
Proceeds from issuance of common stock	$ 6,858,843
IPO [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued, price per share	$ 6.30
Over-Allotment Option [Member] | Wallach Beth Capital LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants and rights outstanding	$ 226,568
Class of warrant or right, number of securities called by warrants or rights	90,627
Class of warrant or right, exercise price of warrants or rights	$ 6.30
Percentage of toal offering	5.00%